FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                                   SUITE 400
                            WHEATON, ILLINOIS 60187



                                  May 2, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


         Re:                      FT 1310
                  (SEC File No. 333-139062)(CIK No. 1379950)

Ladies/Gentlemen:


      In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 29, 2011.

                                        Very truly yours,




                                        First Trust Portfolios L.P.